S000068775 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
iShares ESG Advanced MSCI USA ETF | iShares ESG Advanced MSCI USA ETF
Prospectus [Line Items]
Annual Return [Percent]	26.15%	31.60%	(21.11%)	27.11%